Note 15 - Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Minimum lease payments	$ 532	$ 239
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	158	61
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments	165	46
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Minimum lease payments	163	46
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Minimum lease payments	46	46
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	$ 0	$ 40